Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Option to Extend	five years
Lessee, Operating Lease, Option to Terminate	one year
Operating Lease, Cost	$ 788	$ 666	$ 585
Variable Lease, Cost	165	146	115
Short-term Lease, Cost	566	582	510
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	1,218	1,088	871
Operating Lease, Payments	775	655	$ 573
Operating Lease, Right-of-Use Asset	$ 3,383	$ 2,905
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts payable and other current liabilities	Accounts payable and other current liabilities
Operating Lease, Liability, Current	$ 642	$ 556
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Operating Lease, Liability, Noncurrent	$ 2,803	$ 2,400
Operating Lease, Liability	$ 3,445
Operating Lease, Weighted Average Discount Rate, Percent	4.00%	4.00%	3.00%
Operating Lease, Weighted Average Remaining Lease Term	7 years	7 years	7 years
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	$ 770
Lessee, Operating Lease, Liability, Payments, Due Year Two	680
Lessee, Operating Lease, Liability, Payments, Due Year Three	579
Lessee, Operating Lease, Liability, Payments, Due Year Four	478
Lessee, Operating Lease, Liability, Payments, Due Year Five	377
Lessee, Operating Lease, Liability, Payments, Due after Year Five	1,129
Lessee, Operating Lease, Liability, Payments, Due	4,013
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	$ 568
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Other Liabilities
Sale and Leaseback Transaction, Gain (Loss), Net	$ 118	$ 52	$ 175
Operating lease right-of-use asset amortization	$ 655	$ 570	$ 517
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets	Other Assets
Maximum
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	20 years